Item 1. Schedule of Investments


 T. Rowe Price U.S. Treasury Intermediate Fund
 Unaudited                                                 August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)


 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED) 90.9%
 U.S. Government Agency Obligations +/- 2.1%
 Private Export Funding, 4.55%, 5/15/15                5,740         5,822

                                                                     5,822

 U.S. Treasury Obligations 88.8%
 U.S. Treasury Bonds
 7.50%, 11/15/16                                       2,300         2,989

 7.625%, 11/15/22                                      2,500         3,504

 13.875%, 5/15/11                                      7,000         7,490

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/2                                        53,095         3,358

 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14                                        15,477        15,980

 3.50%, 1/15/11                                        5,420         5,996

 U.S. Treasury Notes
 3.125%, 9/15/08                                       9,800         9,602

 4.00%, 3/15/10 - 2/15/15                              35,600        35,739

 4.25%, 8/15/13 - 11/15/14                             65,030        66,178

 4.75%, 11/15/08 - 5/15/14                             31,600        33,035

 4.875%, 2/15/12                                       10,850        11,428

 5.00%, 8/15/11                                        8,000         8,453

 5.625%, 5/15/08                                       15,550        16,262

 6.00%, 8/15/09                                        16,100        17,371

 Stripped Interest, STEP, 0.00%, 11/15/11              7,900         7,558

                                                                     244,943

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed) (Cost $249,654)                         250,765

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 7.2%
 U.S. Government Obligations 7.2%
 Government National Mortgage Assn.
 5.00%, 8/15/33                                        1,314         1,322

 6.00%, 12/15/08 - 1/20/35                             8,740         9,043

 6.50%, 6/15/08 - 10/20/34                             739           772

 7.00%, 3/15/13 - 9/15/16                              552           578

 7.50%, 10/15/07 - 11/15/17                            257           270

 8.00%, 2/15/08 - 10/15/25                             174           186

 8.50%, 7/15/08 - 4/15/23                              90            95

 9.00%, 12/15/19 - 2/20/27                             21            23

 9.50%, 12/15/05 - 5/15/25                             88            97

 10.00%, 8/15/19                                       4             5

 10.50%, 2/20/16 - 6/20/19                             50            55

 11.00%, 2/15/10 - 12/15/19                            129           143

 11.50%, 3/15/10 - 2/15/18                             225           251

 12.50%, 10/15/13 - 3/15/15                            21            24

 CMO
 2.212%, 10/16/17                                      3,937         3,767

 2.946%, 3/16/19                                       1,900         1,830

 VR, 3.022%, 1/16/19                                   1,422         1,380

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost $19,998)                                           19,841

 SHORT-TERM INVESTMENTS 0.0%
 Money Market Funds 0.0%
 T. Rowe Price Government Reserve Investment Fund
 3.46% #+                                              1             1

 Total Short-Term Investments (Cost $1)                              1

 Total Investments in Securities
 98.1% of Net Assets (Cost $269,653)                   $             270,607


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 +/-  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the
      U.S. government.
 +    Affiliated company - See Note 3
 CMO  Collateralized Mortgage Obligation
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate; rate shown is effective rate at period-end


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Intermediate Fund
Unaudited August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $269,653,000. Net unrealized gain aggregated $954,000 at period-end, of which $3,189,000 related to appreciated investments and $2,235,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $8,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $1,000 and $856,000, respectively.





 T. Rowe Price U.S. Treasury Long-Term Fund
 Unaudited                                                 August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)

 U.S. GOVERNMENT OBLIGATIONS 90.9%
 U.S. Treasury Obligations 90.9%
 U.S. Treasury Bonds
 5.375%, 2/15/31                                       6,250         7,328

 6.00%, 2/15/26                                        14,150        17,358

 6.125%, 8/15/29                                       8,500         10,793

 6.25%, 8/15/23 - 5/15/30                              30,225        38,078

 7.125%, 2/15/23                                       31,400        42,204

 7.625%, 2/15/25                                       21,375        30,626

 7.875%, 2/15/21                                       13,150        18,500

 8.875%, 2/15/19                                       26,725        39,424

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25                                       7,739         8,394

 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14                                        9,286         9,588

 3.50%, 1/15/11                                        2,067         2,287

 U.S. Treasury Notes, 3.125%, 1/31/07                  4,800         4,755

 Total U.S. Government Obligations (Cost $198,333)                   229,335

 U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.2% U.S. Government Obligations 6.2% Government National Mortgage Assn.
 5.00%, 8/15/33                                        1,051         1,058

 6.00%, 11/15/12 - 2/15/18                             4,799         4,977

 6.50%, 7/15/09 - 10/20/34                             750           780

 7.00%, 11/20/23 - 3/15/31                             5             5

 8.00%, 8/15/07 - 3/15/17                              82            86

 8.50%, 12/15/05 - 2/15/27                             450           476

 9.00%, 9/15/08 - 8/15/25                              725           791

 10.00%, 12/15/17 - 7/15/22                            103           114

 10.50%, 5/15/15 - 7/15/19                             46            51

 11.50%, 10/15/10 - 8/15/15                            18            20

 CMO
 4.485%, 10/16/33                                      1,500         1,525

 4.994%, 3/16/30                                       1,250         1,273

 5.50%, 2/20/30                                        2,550         2,614

 6.50%, 5/20/28                                        1,881         1,946

 Total U.S. Government Mortgage-Backed Securities
(Cost $15,393)                                                       15,716

 Money Market Funds 2.5%
 T. Rowe Price Government Reserve Investment
 Fund, 3.46% +#                                        6,354         6,354

 Total Money Market Funds (Cost $6,354)                              6,354

 Total Investments in Securities
 99.6% of Net Assets (Cost $220,080)                   $             251,405


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 +    Affiliated company - See Note 4.
 CMO  Collateralized Mortgage Obligation


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price U.S. Treasury Long-Term Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S Treasury Long-Term Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income consistent with maximum credit protection.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $220,080,000. Net unrealized gain aggregated $31,325,000 at period-end, of which $31,412,000 related to appreciated investments and $87,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $40, 000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $6,354,000 and $2,456,000, respectively.



 T. Rowe Price U.S. Treasury Money Fund
 Unaudited                                                August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par        Value
 (Amounts in 000s)

 U.S. Treasury Obligations 112.7%
 U.S. Treasury Bills
 3.115%, 9/22/05                                       50,000        49,909

 3.21%, 9/8/05                                         843           842

 3.22%, 10/20/05                                       100,000       99,562

 3.23%, 9/22/05                                        67,649        67,521

 3.24%, 9/1/05                                         1,060         1,060

 3.25%, 9/8/05                                         1,929         1,928

 3.271%, 9/15/05                                       100,000       99,873

 3.274%, 9/22/05                                       1,184         1,182

 3.276%, 9/22/05                                       4,827         4,818

 3.2825%, 9/22/05                                      125,000       124,761

 3.295%, 9/1/05                                        128,347       128,347

 3.31%, 9/22/05                                        489           488

 3.341%, 9/8/05                                        130,000       129,915

 3.348%, 9/1/05                                        5,605         5,605

 3.375%, 11/3/05                                       80,000        79,527

 3.46%, 9/15/05                                        50,000        49,933

 3.49%, 12/1/05                                        65,000        64,427

 U.S. Treasury Notes
 5.625%, 2/15/06                                       82,000        82,866

 5.75%, 11/15/05                                       20,000        20,103

 Total U.S. Treasury Obligations (Cost  $1,012,667)                  1,012,667

 Total Investments in Securities
 112.7% of Net Assets (Cost $1,012,667)                $             1,012,667


 (1) Denominated in U.S. dollars unless otherwise noted


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price U.S. Treasury Money Fund
Unaudited August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $1,012,667,000.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005